Forethought Variable Insurance Trust

April 30, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Forethought Variable Insurance Trust – FVIT Goldman Sachs Dynamic Trends Allocation Portfolio and FVIT PIMCO Tactical Allocation Portfolio Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File No. 333-189870, CIK No. 0001580353)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Forethought Variable Insurance Trust (the “Trust”), on behalf of FVIT Goldman Sachs Dynamic Trends Allocation Portfolio and FVIT PIMCO Tactical Allocation Portfolio (each a “Portfolio”, collectively referred to as the “Portfolios”) pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 10 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 27, 2015 (SEC Accession No. 0001580642-15-001839).

  Questions related to this filing should be directed to John O’Hanlon of Dechert LLP at (617) 728-7111 or to me at (860) 325-1838.

Very truly yours,

/s/ Sarah M. Patterson

Sarah M. Patterson

Secretary

cc: John O’Hanlon, Esq.